FAIR VALUE MEASUREMENT (Details) - CNY (¥)		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beijing Quanouyimeng Culture Communication Co Ltd
FAIR VALUE MEASUREMENT
Gain On Disposal Of Equity Interest	¥ 682,996	¥ 682,996
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
FAIR VALUE MEASUREMENT
Impairment loss recorded				¥ 1,576,391
Beijing Futou Technology Co., Ltd. ("Futou Technology")
FAIR VALUE MEASUREMENT
Impairment loss recorded				¥ 150,000
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
FAIR VALUE MEASUREMENT
Impairment loss recorded			¥ 6,000,000